Share capital - Footnotes (Details)		1 Months Ended				12 Months Ended
	Nov. 05, 2021 $ / shares	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Share capital
Issuance of units (in shares)				9,703,125	9,703,125
Common share units issued		11,425,000	11,425,000
Price per share | $ / shares			$ 1		$ 1.6
Issuance of units		$ 16,037,974	$ 11,425,000	$ 21,355,588	$ 15,525,000	$ 16,037,974	$ 21,355,588
Common share per common unit		1	1
Common share warrant for each unit		0.5	0.5
Number of shares warrant is exercisable into		1	1
Warrant exercise price (in USD per share) | $ / shares	$ 3.75		$ 1.35
Warrants term	3 years	2 years	2 years
Share issuance costs		$ 477,028		$ 1,281,335	$ 931,500	$ 477,028	$ 2,651,229
Assigned value of warrants issued as part of the units | $		$ 3,089,610
Warrants issued as part of common units		5,712,500	5,712,500